Segment Reporting (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$31,587	$—	$—	$31,587
Consolidated resort operations	8,620	—	—	8,620
Vacation Interest sales, net of provision of $0, $6,672, $0 and $6,672, respectively	—	91,668	—	91,668
Interest	—	12,858	397	13,255
Other	3,490	4,832	—	8,322
Total revenues	43,697	109,358	397	153,452
Costs and Expenses:
Management and member services	9,779	—	—	9,779
Consolidated resort operations	7,722	—	—	7,722
Vacation Interest cost of sales	—	17,846	—	17,846
Advertising, sales and marketing	—	50,359	—	50,359
Vacation Interest carrying cost, net	—	8,237	—	8,237
Loan portfolio	246	2,259	—	2,505
Other operating	—	368	—	368
General and administrative	—	—	22,800	22,800
Depreciation and amortization	—	—	6,254	6,254
Interest expense	—	4,078	20,764	24,842
Impairments and other write-offs	—	—	79	79
Gain on disposal of assets	—	—	(50)	(50)
Total costs and expenses	17,747	83,147	49,847	150,741
Income (loss) before provision for income taxes	25,950	26,211	(49,450)	2,711
Provision for income taxes	—	—	438	438
Net income (loss)	$25,950	$26,211	$(49,888)	$2,273

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$27,280	$—	$—	$27,280
Consolidated resort operations	8,534	—	—	8,534
Vacation Interest sales, net of provision of $0, $4,115, $0 and $4,115, respectively	—	54,572	—	54,572
Interest	—	13,327	329	13,656
Other	882	4,026	—	4,908
Total revenues	36,696	71,925	329	108,950
Costs and Expenses:
Management and member services	8,275	—	—	8,275
Consolidated resort operations	7,082	—	—	7,082
Vacation Interest cost of sales	—	8,231		8,231
Advertising, sales and marketing	—	34,819		34,819
Vacation Interest carrying cost, net	—	9,272		9,272
Loan portfolio	223	2,128	—	2,351
Other operating	—	1,158	—	1,158
General and administrative	—	—	20,760	20,760
Depreciation and amortization	—	—	3,805	3,805
Interest expense	—	4,920	17,011	21,931
Impairments and other write-offs	—	—	(11)	(11)
Gain on disposal of assets	—	—	(72)	(72)
Gain on bargain purchase from business combinations	—	—	(51)	(51)
Total costs and expenses	15,580	60,528	41,442	117,550
Income (loss) before provision for income taxes	21,116	11,397	(41,113)	(8,600)
Provision for income taxes	—	—	975	975
Net income (loss)	$21,116	$11,397	$(42,088)	$(9,575)

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2011
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$99,306	$—	$—	$99,306
Consolidated resort operations	29,893	—	—	29,893
Vacation Interest sales, net of provision of $0, $16,562, $0 and $16,562, respectively	—	194,759	—	194,759
Interest	—	44,410	2,875	47,285
Other	8,079	11,699	—	19,778
Total revenues	137,278	250,868	2,875	391,021
Costs and Expenses:
Management and member services	27,125	—	—	27,125
Consolidated resort operations	27,783	—	—	27,783
Vacation Interest cost of sales	—	(9,695)	—	(9,695)
Advertising, sales and marketing	—	128,717	—	128,717
Vacation Interest carrying cost, net	—	41,331	—	41,331
Loan portfolio	1,211	7,441	—	8,652
Other operating	—	3,399	—	3,399
General and administrative	—	—	80,412	80,412
Depreciation and amortization	—	—	13,966	13,966
Interest	—	18,624	63,386	82,010
Impairments and other write-offs	—	—	1,572	1,572
Gain on disposal of assets	—	—	(708)	(708)
Gain on bargain purchase from business combinations	—	—	(14,329)	(14,329)
Total costs and expenses	56,119	189,817	144,299	390,235
Income (loss) before benefit for income taxes	81,159	61,051	(141,424)	786
Benefit for income taxes	—	—	(9,517)	(9,517)
Net income (loss)	$81,159	$61,051	$(131,907)	$10,303
CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2010
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$86,206	$—	$—	$86,206
Consolidated resort operations	26,547	—	—	26,547
Vacation Interest sales, net of provision of $0, $12,655, $0 and $12,655, respectively	—	202,109	—	202,109
Interest	—	39,150	177	39,327
Other	4,969	11,667	—	16,636
Total revenues	117,722	252,926	177	370,825
Costs and Expenses:
Management and member services	22,444	—	—	22,444
Consolidated resort operations	23,972	—	—	23,972
Vacation Interest cost of sales	—	39,730	—	39,730
Advertising, sales and marketing	—	114,029	—	114,029
Vacation Interest carrying cost, net	—	29,821	—	29,821
Loan portfolio	1,025	7,575	—	8,600
Other operating	—	3,168	—	3,168
General and administrative	—	—	67,905	67,905
Depreciation and amortization	—	—	11,939	11,939
Interest	—	18,203	48,959	67,162
Loss on extinguishment of debt	—	—	1,081	1,081
Impairments and other write-offs	—	—	3,330	3,330
Gain on disposal of assets	—	—	(1,923)	(1,923)
Total costs and expenses	47,441	212,526	131,291	391,258
Income (loss) before benefit for income taxes	70,281	40,400	(131,114)	(20,433)
Benefit for income taxes	—	—	(1,274)	(1,274)
Net income (loss)	$70,281	$40,400	$(129,840)	$(19,159)
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2012
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$114,937	$—	$—	$114,937
Consolidated resort operations	33,756	—	—	33,756
Vacation Interest sales, net of provision of $0, $25,457, $0 and $25,457, respectively	—	293,098	—	293,098
Interest	—	51,769	1,437	53,206
Other	4,595	24,076	—	28,671
Total revenues	153,288	368,943	1,437	523,668
Costs and Expenses:
Management and member services	35,330	—	—	35,330
Consolidated resort operations	30,311	—	—	30,311
Vacation Interest cost of sales	—	32,150	—	32,150
Advertising, sales and marketing	—	178,365	—	178,365
Vacation Interest carrying cost, net	—	36,363	—	36,363
Loan portfolio	858	8,628	—	9,486
Other operating	—	8,507	—	8,507
General and administrative	—	—	99,015	99,015
Depreciation and amortization	—	—	18,857	18,857
Interest	—	18,735	77,422	96,157
Impairments and other write-offs	—	—	1,009	1,009
Gain on disposal of assets	—	—	(605)	(605)
Gain on bargain purchase from business combinations	—	—	(20,610)	(20,610)
Total costs and expenses	66,499	282,748	175,088	524,335
Income (loss) before benefit for income taxes	86,789	86,195	(173,651)	(667)
Benefit for income taxes	—	—	(14,310)	(14,310)
Net income (loss)	$86,789	$86,195	$(159,341)	$13,643